IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,012,631	$ 931,129
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,420	14,330
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	489,975	446,583
Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	287,664	257,709
Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	72,607	71,496
Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	236,685	242,102
Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	89,114	79,985
Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	23,231	20,690
Business and government portfolios [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	219,326	225,399
Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	313,512	295,290
Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	99,664	94,077
Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	410	367
Standardized portfolios [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	93,669	83,989
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,401	10,823
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,231,957	1,156,528
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	709,301	671,982
Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 413,586	$ 389,734